Net loss per share (Tables)	12 Months Ended
Dec. 31, 2015
Net loss per share
Schedule of basic and diluted net loss per share

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Numerator:
Net loss	(49,899)	(4,996,358)	(9,378,016)
Series C Preferred Shares redemption value accretion	(2,435,366)	(7,957,640)	—

Net loss attributable to ordinary shareholders	(2,485,265)	(12,953,998)	(9,378,016)

Numerator for basic net loss per share	(2,485,265)	(12,953,998)	(9,378,016)
Numerator for diluted net loss per share	(2,485,265)	(12,953,998)	(9,378,016)

Denominator:
Weighted average number of shares — basic	1,694,495,048	2,419,668,247	2,735,034,034
Weighted average number of shares — diluted	1,694,495,048	2,419,668,247	2,735,034,034

Basic net loss per share attributable to ordinary shareholders	(1.47)	(5.35)	(3.43)

Diluted net loss per share attributable to ordinary shareholders	(1.47)	(5.35)	(3.43)